CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Lasers and other products	$ 187,848	$ 192,199	$ 160,220
Product-related services	69,067	71,423	68,101
Total revenues	256,915	263,622	228,321
Cost of revenues:
Lasers and other products	89,653	91,045	76,003
Product-related services	37,185	36,137	37,469
Total cost of revenues	126,838	127,182	113,472
Gross profit	130,077	136,440	114,849
Operating expenses, net:
Research and development	29,996	29,936	28,334
Selling and marketing	82,445	77,795	69,433
General and administrative	28,378	34,188	33,730
Other expenses (income), net	(4,623)	2,289	32,208
Total operating expenses, net	136,196	144,208	163,705
Operating loss	(6,119)	(7,768)	(48,856)
Financial income, net	26	925	1,015
Other income			35
Loss before taxes on income (tax benefit)	(6,093)	(6,843)	(47,806)
Taxes on income (tax benefit)	(7,640)	(4,502)	3,944
Consolidated net income (loss)	1,547	(2,341)	(51,750)
Net loss attributable to non-controlling interests	100	998	955
Net income (loss) attributable to Syneron Medical Ltd.'s shareholders	$ 1,647	$ (1,343)	$ (50,795)
Net income (loss) per share:
Basic and diluted net income (loss) per share attributable to Syneron Medical Ltd.'s shareholders	$ 0.04	$ (0.04)	$ (1.44)
Weighted average number of shares used in per share calculations (in thousands):
Basic	35,921,848	35,474,693	35,158,191
Diluted	36,203,848	35,474,693	35,158,191